Note 16 - Financial Instruments	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
16.
       Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, trade accounts receivable and other receivables. The principal financial liabilities of the Company consist of long-term bank loans, derivatives, trade accounts payable, accrued expenses and amount due to related company.

Interest rate risk

The Company enters into interest rate swap contracts as economic hedges to manage some of its exposure to variability in its floating rate long term bank loans. Under the terms of the interest rate swaps the Company and the bank agree to exchange, at specified intervals the difference between a paying fixed rate and receiving floating rate interest amount calculated by reference to the agreed principal amounts and maturities. Interest rate swaps allow the Company to convert long-term borrowings issued at floating rates into equivalent fixed rates. Even though the interest rate swaps were entered into for economic hedging purposes, as noted in Note
14
they do
not
qualify for hedge accounting, under the guidance relating to
Derivatives and Hedging
, as the Company does
not
have currently written contemporaneous documentation identifying the risk being hedged and, both on a prospective and retrospective basis, performing an effectiveness test to support that the hedging relationship is highly effective. Consequently, the Company recognizes the change in fair value of these derivatives in the “Loss on derivatives, net” in the consolidated statements of operations. As of
December 31, 2020
the Company had
one
open swap contract for a notional amount of
$30.0
million.

Concentration of credit risk

Financial instruments, which potentially subject the Company to significant concentration of credit risk consist primarily of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluation of the relative credit standing of these financial institutions that are considered in the Company's investment strategy. The Company limits its credit risk with trade accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not
require collateral for its trade accounts receivable.

Fair value of financial instruments

The Company follows guidance relating to “Fair value measurements”, which establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements.  This statement enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one
of the following
three
categories:

Level
1:
Quoted market prices in active markets for identical assets or liabilities;
Level
2:
Observable market based inputs or unobservable inputs that are corroborated by market data;
Level
3:
Unobservable inputs that are
not
corroborated by market data.

The fair value of the Company's investments in FFA contracts are determined based on quoted prices in active markets and therefore are considered Level
1
of the fair value hierarchy as defined in guidance relating to "Fair value measurements".

The fair value of the Company's interest rate swap agreements is determined using a discounted cash flow approach based on market-based LIBOR swap rates.  LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level
2
items. The fair values of the interest rate swaps determined through Level
2
of the fair value hierarchy as defined in guidance relating to "Fair value measurements" are derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allow value to be determined.

Recurring Fair Value Measurements

	Fair Value Measurement as of December 31, 2020
	Total,	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contract, current portion	$203,553	-	$203,553	-
Interest rate swap contract, long-term portion	$362,195	-	$362,195	-

Asset Measured at Fair Value on a Non-recurring Basis

On
June 15, 2017,
the Company entered into a profit sharing agreement with Credit Agricole whereby it would share with the bank
35%
of the excess of the fair market value of M/V “EM Astoria” over the outstanding loan when the vessel was sold or when the loan matured. As a result of the lender's entitlement to participate in the appreciation of the market value of the mortgaged vessel, the Company recognized a participation liability of amount
$1,067,500
as of
December 31, 2018,
presented in "Vessel profit participation liability" in the consolidated balance sheets, with a corresponding debit to a debt discount account, presented contra to the loan balance. The fair value of this participation agreement is considered Level
2,
as it directly depends on the fair value or expected fair value of M/V “EM Astoria”. The Company completed the refinancing of the specific loan in
June 2019
using its revolving loan facility with Eurobank Ergasias S.A., as explained in Note
8
-(a) above, with the final participation liability paid amounting to
$950,000.
For the year ended
December 31, 2019,
loss on debt extinguishment was
$0.3
million and related to the write-off of the unamortized debt discount in connection with the refinancing of the participating mortgage loan, partly offset by the lower amount, at which the vessel profit participation liability was finally settled, recorded in “Loss on debt extinguishment” in the consolidated statement of operations.

As of
June 30, 2020
the vessel M/V "EM Oinousses" with a carrying amount of
$3.77
million, was classified as vessel held for sale and written down to its fair value of
$3.87
million, less estimated costs to sell of
$0.22
million, resulting in a loss of
$0.12
million, which was included in the consolidated statement of operations under “Loss on write-down of vessel held for sale”. The fair value of M/V "EM Oinousses" was determined by reference to its negotiated and thereafter agreed sale price and is considered Level
2.

The estimated fair values of the Company's financial instruments such as cash and cash equivalents and restricted cash approximate their individual carrying amounts as of
December 31, 2019
and
2020,
due to their short-term maturity. Cash and cash equivalents and restricted cash are considered Level
1
items as they represent liquid assets with short-term maturities. The fair value of the Company's long-term bank loans, bearing interest at variable interest rates approximates their recorded values as of
December 31, 2020,
due to the variable interest rate nature thereof. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence fair values of the long-term bank loans are considered Level
2
items in accordance with the fair value hierarchy due to their variable interest rate, being the LIBOR. The fair value of the Company's related party loan is estimated based on current interest rates offered to the Company for similar loans and approximates its individual carrying amount due to its short-term maturity. The fair value of the Company's interest rate swap is the estimated amount the Company would pay to terminate the swap agreement at the reporting date, taking into account current interest rates and the current creditworthiness of the Company and its counter parties.